o103 SA-1
o103 SAA-1
                        SUPPLEMENT DATED APRIL 1, 2004
                TO THE STATEMENTS OF ADDITIONAL INFORMATION OF
                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                                Class A, B & C
                                 Advisor Class
                             dated January 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. The information under the section entitled "Goal, Strategies and Risks - Fundamental Investment Policies," beginning on page 2, is revised to read as follows:

 FUNDAMENTAL INVESTMENT POLICIES
 The Fund's investment goal is long-term capital growth.

 The Fund may not:

 1. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under
 Section 3(c) of the Investment Company Act of 1940 (1940 Act)) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

 2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

 3. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

 4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

 5. Issue senior securities, except to the extent permitted by the 1940 Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

 6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 8. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued
 or   guaranteed   by  the  U.S.   government   or  any  of  its  agencies  or
 instrumentalities or securities of other investment companies).

II. The   information   under  the  section  "Goal,   Strategies  and  Risks  -
Non-Fundamental Investment Policies," beginning on page 2, is supplemented with the following:

 The Fund may invest up to 15% of its net assets in illiquid securities.

III. The   information  under  the  section  "Goal,   Strategies  and  Risks  -
Non-Fundamental Investment Policies," beginning on page 2, is revised as follows:
The third paragraph is deleted in its entirety.
The first sentence of the fifth paragraph is amended to read as follows:
 "With the exception of Investment Restriction Number 8 above and the Fund's non-fundamental investment limitation on investments in illiquid securities, nothing herein shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if, as a result, the Fund would no longer be a diversified investment company as defined in the 1940 Act.

IV. The  fifth  paragraph  under  the  section  "Goal,  Strategies  and Risks -
Investments, techniques, strategies and their risks" beginning on page 3 is amended by deleting the last five sentences thereof in their entirety.

V. The information under the section entitled "Officers and Directors - Independent Board Members," beginning on page 8, is supplemented with the following:

                                                   NUMBER OF PORTFOLIOS
                                                   IN FUND COMPLEX
 NAME, AGE AND ADDRESS               LENGTH OF     OVERSEEN BY
 DIRECTORSHIPS HELD      POSITION    TIME SERVED   BOARD MEMBER*         OTHER
--------------------------------------------------------------------------------
 Frank J. Crothers (59)  Director    Since             21                None
 500 East Broward Blvd.              March 2004
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and formerly, Chairman, Atlantic Equipment & Power Ltd. (1977-2003)
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 Edith E. Holiday (52)   Director  Since               97    Director, Amerada
 500 East Broward Blvd.            March 2004                Hess Corporation
 Suite 2100                                                  (exploration and
 Fort Lauderdale, FL 33394-3091                              refining of oil and
                                                             gas); Beverly
                                                             Enterprises, Inc.
                                                             (health care);
                                                             H.J. Heinz Company
                                                           (processed foods and
                                                             allied products);
                                                             RTI International
                                                              Metals, Inc.
                                                            (manufacture and
                                                            distribution of
                                                             titanium); and
                                                             Canadian National
                                                             Railway (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for
 Public  Affairs  and  Public   Liaison-United   States  Treasury   Department
 (1988-1989).
------------------------------------------------------------------------------
 Frank A. Olson (71)    Director  Since         21         Director, Becton,
 500 East Broward Blvd.           March 2004               Dickinson and Co.
 Suite 2100                                                (medical technology);
 Fort Lauderdale, FL 33394-3091                            White Mountains
                                                           Insurance Group Ltd.
                                                           (holding company);
                                                           and Amerada Hess
                                                           Corporation
                                                           (exploration and
                                                           refining of oil
                                                           and gas).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------
 Constantine D.         Director  Since         21          None
 Tseretopoulos (49)               March 2004
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and formerly, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
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